Taxation - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Valuation allowance
Balance at beginning of the year	¥ 18,538,828	¥ 12,727,355	¥ 9,216,725
Additions	6,363,991	5,811,473	3,510,630
Balance at end of the year	¥ 24,902,819	¥ 18,538,828	¥ 12,727,355